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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:

   This Amendment (Check only one.):     [  ]  is a restatement.
                                         [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

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
Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:   Pascal Schmucki

Title:  SIGNING AUTHORITY

Phone:  41 (44) 267 67 00

Signature, Place, and Date of Signing:              /s/ Pascal Schmucki
                                        --------------------------------------------
                                        Schaffhausen, Switzerland, November 5, 2012

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:                3

Form 13F Information Table Entry Total:          19

Form 13F Information Table Value Total:  $1,143,784
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                 No. Form 13F File Number         Name

                  1       28-11193         Biotech Focus N.V.

                  2       28-11191         Biotech Invest N.V.

                  3       28-11189         Biotech Target N.V.

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                                 BB BIOTECH AG

                          FORM 13F INFORMATION TABLE

    COLUMN 1       COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------ -------- --------- -------- ------------------ ---------- -------- ---------------------
                   TITLE OF            VALUE    SHS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
 NAME OF ISSUER     CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------ -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Achillion
  Pharmaceuticals
  Inc                COM    00448Q201  17,474  1,679,340 SH        DEFINED      3     1,679,340  NONE  NONE
Alexion
  Pharmaceuticals
  Inc                COM    015351109  51,480    450,000 SH        DEFINED      2       450,000  NONE  NONE
Ariad
  Pharmaceuticals
  Inc                COM    04033A100  63,937  2,640,939 SH        DEFINED      3     2,640,939  NONE  NONE
Biomarin
  Pharmaceutical
  Inc                COM    09061G101  39,275    975,545 SH        DEFINED      2       975,545  NONE  NONE
Celgene Corp         COM    151020104 208,037  2,723,000 SH        DEFINED      2     2,723,000  NONE  NONE
Dendreon Corp        COM    24823Q107   7,333  1,524,500 SH        DEFINED      2     1,524,500  NONE  NONE
Endocyte Inc         COM    29269A102  19,442  1,950,093 SH        DEFINED      3     1,950,093  NONE  NONE
Gilead Sciences
  Inc                COM    375558103 139,956  2,110,000 SH        DEFINED      1     2,110,000  NONE  NONE
Halozyme
  Therapeutics
  Inc                COM    40637H109  41,470  5,500,000 SH        DEFINED      3     5,500,000  NONE  NONE
Idenix
  Pharmaceuticals
  Inc                COM    45166R204   5,700  1,250,000 SH        DEFINED      3     1,250,000  NONE  NONE
Immunogen Inc        COM    45253H101  51,815  3,551,432 SH        DEFINED      3     3,551,432  NONE  NONE
Incyte Corp          COM    45337C102  86,615  4,798,597 SH        DEFINED      3     4,798,597  NONE  NONE
Isis
  Pharmaceuticals
  Inc                COM    464330109 105,438  7,493,800 SH        DEFINED      3     7,493,800  NONE  NONE
Medivation, Inc      COM    58501N101  46,511    825,400 SH        DEFINED      3       825,400  NONE  NONE
Onyx
  Pharmaceuticals
  Inc                COM    683399109  46,179    546,500 SH        DEFINED      2       546,500  NONE  NONE
Optimer
  Pharmaceuticals
  Inc                COM    68401H104  20,427  1,446,700 SH        DEFINED      3     1,446,700  NONE  NONE
The Medicines
  Co                 COM    584688105  40,739  1,578,417 SH        DEFINED      2     1,578,417  NONE  NONE
Theravance Inc       COM    88338T104  21,848    843,244 SH        DEFINED      3       843,244  NONE  NONE
Vertex
  Pharmaceuticals
  Inc                COM    92532F100 130,106  2,327,900 SH        DEFINED      3     2,327,900  NONE  NONE

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